Segment Reporting	12 Months Ended
Mar. 31, 2019
Disclosure Of Operating Segments [Abstract]
Segment Reporting

2.20 Segment reporting

IFRS 8 establishes standards for the way that public business enterprises report information about operating segments and related disclosures about products and services, geographic areas, and major customers. The Group's operations predominantly relate to providing end-to-end business solutions to enable clients to enhance business performance.

During the three months ended June 30, 2018, the Group internally reorganized some of its business segments to deepen customer relationships, improve focus of sales investments and increase management oversight. Consequent to the internal reorganization, there were changes in the reportable business segments based on “Management approach” as defined under IFRS 8, Operating Segments. Therefore, enterprises in Insurance which was earlier considered under the Life Sciences, Healthcare and Insurance business segment are now considered under the Financial Services business segment and enterprises in Communication, Telecom OEM and Media which was earlier under Energy & Utilities, Communication and Services is now shown as a separate business segment. Segmental operating income has changed in line with these as well as changes in the allocation method. The CODM evaluates the Group's performance and allocates resources based on an analysis of various performance indicators by business segments. Accordingly, information has been presented along business segments. The accounting principles used in the preparation of the financial statements are consistently applied to record revenue and expenditure in individual segments, and are as set out in the accounting policies.

Business segments of the Group are primarily enterprises in Financial Services and Insurance, enterprises in Manufacturing, enterprises in Retail, Consumer Packaged Goods and Logistics, enterprises in the Energy, Utilities, Resources and Services, enterprises in Communication, Telecom OEM and Media, enterprises in Hi-Tech, enterprises in Life Sciences and Healthcare and all other segments. The Financial services reportable segments has been aggregated to include the Financial Services operating segment and Finacle operating segment because of the similarity of the economic characteristics. All other segments represent the operating segments of businesses in India, Japan, China, Infosys Public Services & other Public Service enterprises. Consequent to the above change in the composition of reportable business segments, the prior year comparatives for fiscal 2018 and 2017 have been restated.

Revenue and identifiable operating expenses in relation to segments are categorized based on items that are individually identifiable to that segment. Revenue for 'all other segments' represents revenue generated by Infosys Public Services and revenue generated from customers located in India, Japan and China and other Public Service enterprises. Allocated expenses of segments include expenses incurred for rendering services from the Group's offshore software development centres and on-site expenses, which are categorized in relation to the associated efforts of the segment. Certain expenses such as depreciation, which form a significant component of total expenses, are not specifically allocable to specific segments as the underlying assets are used interchangeably. The management believes that it is not practical to provide segment disclosures relating to those costs and expenses, and accordingly these expenses are separately disclosed as "unallocated" and adjusted against the total income of the Group.

Assets and liabilities used in the Group's business are not identified to any of the reportable segments, as these are used interchangeably between segments. Management believes that it is currently not practicable to provide segment disclosures relating to total assets and liabilities since a meaningful segregation of the available data is onerous.

Business segment revenue information is collated based on individual customers invoiced or in relation to which the revenue is otherwise recognized.

2.20.1 Business segments

(Dollars in millions)
Year ended March 31, 2019	Financial Services	Retail	Communication	Energy, Utilities, Resources and Services	Manufacturing	Hi-Tech	Life Science	All other segments	Total
Revenues	3,778	1,935	1,488	1,483	1,163	882	743	327	11,799
Identifiable operating expenses	2,021	974	816	808	644	506	394	202	6,365
Allocated expenses	775	385	312	312	255	154	147	109	2,449
Segment profit	982	576	360	363	264	222	202	16	2,985
Unallocable expenses									289
Operating profit									2,696
Other income, net (refer note no. 2.14 and 2.9)									411
Reduction in the fair value of Disposal Group held for sale (Refer Note 2.9)									(39)
Adjustment in respect of excess of carrying amount over recoverable amount on reclassification from "Held for Sale" (Refer Note 2.9)									(65)
Profit before Income taxes									3,003
Income tax expense									803
Net profit									2,200
Depreciation and amortisation									287
Non-cash expenses other than depreciation and amortisation									107

(Dollars in millions)
Year ended March 31, 2018	Financial Services	Retail	Communication	Energy, Utilities, Resources and Services	Manufacturing	Hi-Tech	Life Science	All other segments	Total
Revenues	3,594	1,760	1,378	1,287	1,035	796	729	360	10,939
Identifiable operating expenses	1,876	878	702	652	602	431	378	208	5,727
Allocated expenses	731	371	269	261	235	140	135	122	2,264
Segment profit	987	511	407	374	198	225	216	30	2,948
Unallocable expenses									289
Operating profit									2,659
Other income, net (refer note no. 2.14 and 2.9)									513
Reduction in the fair value of Disposal Group held for sale (Refer Note 2.9)									(18)
Share in associate's profit / (loss) including impairment									(11)
Profit before Income taxes									3,143
Income tax expense									657
Net profit									2,486
Depreciation and amortisation									289
Non-cash expenses other than depreciation and amortisation									29

(Dollars in millions)
Year ended March 31, 2017	Financial Services	Retail	Communication	Energy, Utilities, Resources and Services	Manufacturing	Hi-Tech	Life Science	All other segments	Total
Revenues	3,357	1,711	1,253	1,137	948	772	661	369	10,208
Identifiable operating expenses	1,747	863	602	552	538	403	328	220	5,253
Allocated expenses	701	368	257	245	213	134	129	133	2,180
Segment profit	909	480	394	340	197	235	204	16	2,775
Unallocable expenses									255
Operating profit									2,520
Other income, net									459
Share in associate's profit / (loss) including impairment									(5)
Profit before Income taxes									2,974
Income tax expense									834
Net profit									2,140
Depreciation and amortisation									254
Non-cash expenses other than depreciation and amortisation									1

2.20.2 Revenue by Geography

The following table sets forth our revenue by geography for fiscal 2019, 2018 and 2017:

				(Dollars in millions)
	North America	Europe	India	Rest of the World	Total
2019	7,141	2,847	292	1,519	11,799
2018	6,605	2,596	346	1,392	10,939
2017	6,320	2,295	325	1,268	10,208

2.20.3 Significant clients

No client individually accounted for more than 10% of the revenues for fiscal 2019, 2018 and 2017.